Bingham McCutchen LLP
One Federal Street
Boston, Massachusetts 02110
March 29, 2010
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Legg Mason Partners Variable Income Trust
(filing relates to Legg Mason Western Asset Variable Diversified Strategic Income Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio and Legg Mason Western Asset Variable Strategic Bond Portfolio.)
(File Nos. 33-40603 and 811-06310)
Ladies and Gentlemen:
     On behalf of Legg Mason Partners Variable Income Trust, a Maryland business trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 58 to the registration statement for the Trust (the “Amendment”) relating solely to its series Legg Mason Western Asset Variable Diversified Strategic Income Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio and Legg Mason Western Asset Variable Strategic Bond Portfolio (each, a “Fund”), on Form N-1A under the Securities Act of 1933, as amended (the “1933 Act”).
     The Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely for the purpose of delaying, until April 28, 2010, the effectiveness of Post-Effective Amendment No. 55 to the registration statement of each Fund, which was filed on January 29, 2010 pursuant to Rule 485(a) under the 1933 Act.
     Please call Michelle Cirillo at (617) 951-8029 or the undersigned at (617) 951-8693 with any comments or questions relating to the filing.
Sincerely,
/s/ Matthew Prasse
Matthew Prasse